Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	$ 18,995,407	$ 23,323,527
Less: Accumulated depreciation and amortization	(16,655,463)	(20,160,336)
Property Plant And Equipment Excluding Construction In Progress, Total	2,339,944	3,163,191
Currency translation adjustment	73,606	(1,994)
Capital work-in-progress	786,539	649,026
Property Plant And Equipment Net Before Impairment Total	3,200,089	3,810,223
Less: Impairment loss	(3,200,089)	(239,001)
Property, plant and equipment-net	0	3,571,222
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	224,163	367,535
Computer Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	13,623,704	17,873,525
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	242,401	276,115
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	228,976	251,362
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	399,271	444,467
Website Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	$ 4,276,892	$ 4,110,523